Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information Sales Including Intersegment Sales

NET SALES, INCLUDING INTERSEGMENT SALES	2015	2014	2013
Passive Safety	$7,621.2	$7,800.1	$7,575.1
Electronics	1,588.7	1,488.9	1,258.6
Total segment sales	9,209.9	9,289.0	8,833.7
Corporate and other	14.7	20.1	21.5
Intersegment sales	(55.0)	(68.6)	(51.8)

Total net sales	$9,169.6	$9,240.5	$8,803.4

Segment Information Income Before Income Taxes

INCOME BEFORE INCOME TAXES	2015	2014	2013
Passive Safety	$669.2	$598.1	$619.9
Electronics	64.5	76.0	84.0
Segment operating income	733.7	674.1	703.9
Corporate and other	(5.9)	48.5	57.5
Interest and other non-operating expenses, net	(56.8)	(62.5)	(34.7)
Income from equity method investments	4.7	6.9	7.3

Income before income taxes	$675.7	$667.0	$734.0

Segment Information Capital Expenditures

CAPITAL EXPENDITURES	2015	2014	2013
Passive Safety	$405.6	$389.0	$326.8
Electronics	53.2	64.1	57.4
Corporate and other	7.0	2.9	1.4

Total capital expenditures	$465.8	$456.0	$385.6

Segment Information Depreciation and Amortization

DEPRECIATION AND AMORTIZATION	2015	2014	2013
Passive Safety	$264.5	$254.6	$238.1
Electronics	49.3	45.2	38.6
Corporate and other	5.3	5.6	9.3

Total depreciation and amortization	$319.1	$305.4	$286.0

Segment Information Segment Assets

SEGMENT ASSETS	2015	2014
Passive Safety	$5,539.3	$5,782.3
Electronics	966.5	713.9
Segment assets	$6,505.8	$6,496.2
Corporate and other 1)	1,019.7	946.7

Total assets	$7,525.5	$7,442.9

1) Corporate and other assets mainly consist of cash and cash equivalents, income taxes and equity method investments.

Schedule of Net Sales Attributed to Geographic Areas

NET SALES BY REGION	2015	2014	2013
Asia	$3,077.4	$3,097.9	$2,974.1
Whereof: China	1,523.7	1,521.6	1,405.5
Japan	668.0	687.7	688.2
Rest of Asia	885.7	888.6	880.4
Americas	3,264.8	3,099.4	2,943.6
Europe	2,827.4	3,043.2	2,885.7

Total	$9,169.6	$9,240.5	$8,803.4

Schedule of Net Sales By Product

NET SALES BY PRODUCT	2015	2014	2013
Airbag products1)	$5,036.2	$5,019.3	$4,822.8
Seatbelt products1)	2,599.1	2,800.1	2,772.7
Passive safety electronic products	923.2	932.0	863.2
Active safety products	611.1	489.1	344.7

Total net sales	$9,169.6	$9,240.5	$8,803.4

1) Including Corporate and other sales.

Schedule of Long-Lived Assets

LONG-LIVED ASSETS	2015	2014
Asia	$739	$696
Whereof: China	434	391
Japan	103	98
Rest of Asia	202	207
Americas	2,027	1,906
Europe	721	705

Total	$3,487	$3,307